Intangible Assets and Goodwill - Schedule of Amortization Expense Has Recorded in Consolidated Statements of Loss and Comprehensive Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 479,209	$ 491,565	$ 3,356,728	$ 15,100,717
Cost of Sales
Finite Lived Intangible Assets [Line Items]
Amortization expense			582,096	901,856
Selling, general and administrative expenses
Finite Lived Intangible Assets [Line Items]
Amortization expense			$ 2,774,632	$ 14,198,861